CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.0001
Ordinary shares, shares authorized	80,000,000,000	80,000,000,000
Ordinary shares, shares issued	3,265,433,590	3,255,971,250
Ordinary shares, shares outstanding	3,112,413,730	3,120,746,090		3,108,425,680	2,859,026,090
Treasury shares, shares	153,019,860	30,974,040